Employee Costs from Continuing Operations	12 Months Ended
Dec. 31, 2018
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Employee Costs from Continuing Operations

29. Employee Costs from Continuing Operations

		For the year ended December 31
		2018	2017
	Note	$	$

Wages, salaries, and benefits		2,358.8	2,220.8
Pension costs		83.3	67.7
Share-based compensation	22	5.3	9.5

Total employee costs		2,447.4	2,298.0

Direct labor		1,540.0	1,411.9
Indirect labor		907.4	886.1

Total employee costs		2,447.4	2,298.0

Direct labor costs include salaries, wages, and related fringe benefits for labor hours directly associated with the completion of projects. Bonuses, share-based compensation, termination payments, and salaries, wages, and related fringe benefits for labor hours not directly associated with the completion of projects are included in indirect labor costs. Indirect labor costs are included in administrative and marketing expenses in the consolidated statements of income. Included in pension costs is $70.5 (2017 – $65.1) related to defined contribution plans.